Quarterly Report
March 31, 2021
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 0.7%
CACI International, Inc., “A” (a)	2,673	$659,322
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	26,854	$1,120,080
Automotive – 0.1%
American Axle & Manufacturing, Inc. (a)	5,084	$49,111
Stoneridge, Inc. (a)	1,427	45,393
		$94,504
Biotechnology – 8.0%
Adaptive Biotechnologies Corp. (a)	9,968	$401,312
Alkermes PLC (a)	15,484	289,241
AnaptysBio, Inc. (a)	7,606	163,909
Avid Bioservices, Inc. (a)	5,953	108,523
Calithera Biosciences, Inc. (a)	32,598	78,887
Clovis Oncology, Inc. (a)	28,498	200,056
Coherus BioSciences, Inc. (a)	24,445	357,141
CymaBay Therapeutics, Inc. (a)	52,768	239,567
CytomX Therapeutics, Inc. (a)	64,998	502,435
Eiger BioPharmaceuticals, Inc. (a)	6,970	61,684
Emergent BioSolutions, Inc. (a)	6,250	580,687
Exelixis, Inc. (a)	4,167	94,133
Lexicon Pharmaceuticals, Inc. (a)	33,557	196,980
Macrogenics, Inc. (a)	22,340	711,529
Meridian Bioscience, Inc. (a)	17,695	464,494
Novavax, Inc. (a)	3,865	700,763
Organogenesis Holdings, Inc. (a)	7,213	131,421
Prothena Corp. PLC (a)	16,265	408,577
Radius Health, Inc. (a)	10,931	228,021
Sorrento Therapeutics, Inc. (a)(l)	22,692	187,663
Translate Bio, Inc. (a)	15,525	256,007
Travere Therapeutics, Inc. (a)	21,896	546,743
Vanda Pharmaceuticals, Inc. (a)	18,578	279,042
Varex Imaging Corp. (a)	14,052	287,925
Vir Biotechnology, Inc. (a)	4,469	229,126
Voyager Therapeutics, Inc. (a)	12,151	57,231
		$7,763,097
Broadcasting – 0.3%
Sinclair Broadcast Group, Inc.	9,943	$290,932
Brokerage & Asset Managers – 1.4%
Evercore Partners, Inc.	10,669	$1,405,534
Business Services – 2.7%
Forrester Research, Inc. (a)	17,946	$762,346
MoneyGram International, Inc. (a)	48,200	316,674
Proofpoint, Inc. (a)	3,425	430,831
RE/MAX Holdings, Inc., “A”	14,373	566,152
Rush Enterprises, Inc., “A”	11,524	574,241
		$2,650,244
Cable TV – 0.9%
Cable One, Inc.	463	$846,531

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.7%
Element Solutions, Inc.	64,354	$1,177,035
Rayonier Advanced Materials, Inc. (a)	54,892	497,870
		$1,674,905
Computer Software – 4.1%
ACI Worldwide, Inc. (a)	12,712	$483,691
Altair Engineering, Inc., “A” (a)	790	49,430
Appian Corp. (a)	1,028	136,673
Cerence, Inc. (a)	2,146	192,239
Cornerstone OnDemand, Inc. (a)	12,293	535,729
Mimecast Ltd. (a)	4,089	164,419
Pagerduty, Inc. (a)	20,527	825,801
Paylocity Holding Corp. (a)	4,712	847,359
Ping Identity Holding Corp. (a)	18,700	410,091
Tenable Holdings, Inc. (a)	10,184	368,508
		$4,013,940
Computer Software - Systems – 2.2%
Box, Inc., “A” (a)	45,510	$1,044,910
Five9, Inc. (a)	6,280	981,752
Pitney Bowes, Inc.	19,158	157,862
		$2,184,524
Construction – 3.8%
Builders FirstSource, Inc. (a)	32,734	$1,517,876
Eagle Materials, Inc.	9,619	1,292,890
GMS, Inc. (a)	8,435	352,161
Trex Co., Inc. (a)	5,330	487,908
		$3,650,835
Consumer Products – 3.2%
Energizer Holdings, Inc.	20,752	$984,890
Nu Skin Enterprises, Inc., “A”	8,802	465,538
Prestige Brands Holdings, Inc. (a)	30,537	1,346,071
Tupperware Brands Corp. (a)	10,904	287,974
		$3,084,473
Consumer Services – 1.5%
BrightView Holdings, Inc. (a)	26,984	$455,220
Grand Canyon Education, Inc. (a)	8,250	883,575
Medifast, Inc.	480	101,674
		$1,440,469
Electrical Equipment – 1.8%
Advanced Drainage Systems, Inc.	6,712	$693,954
TriMas Corp. (a)	36,240	1,098,797
		$1,792,751
Electronics – 4.9%
Advanced Energy Industries, Inc.	6,990	$763,098
Amkor Technology, Inc.	40,833	968,151
Jabil Circuit, Inc.	10,370	540,899
Plexus Corp. (a)	11,306	1,038,343
Sanmina Corp. (a)	11,630	481,249
Silicon Laboratories, Inc. (a)	6,655	938,821
		$4,730,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.5%
Antero Resources Corp. (a)	35,699	$364,130
CONSOL Energy, Inc. (a)	13,077	127,108
		$491,238
Engineering - Construction – 2.4%
APi Group, Inc. (a)	42,375	$876,315
Construction Partners, Inc., “A” (a)	9,127	272,715
Quanta Services, Inc.	13,678	1,203,390
		$2,352,420
Food & Beverages – 1.1%
Hostess Brands, Inc. (a)	75,068	$1,076,475
Forest & Paper Products – 0.7%
Clearwater Paper Corp. (a)	9,653	$363,146
Verso Corp., “A”	23,894	348,613
		$711,759
Gaming & Lodging – 2.5%
Everi Holdings, Inc. (a)	27,320	$385,485
Penn National Gaming, Inc. (a)	9,993	1,047,666
Wyndham Hotels & Resorts, Inc.	13,951	973,501
		$2,406,652
Insurance – 2.9%
CNO Financial Group, Inc.	62,656	$1,521,914
Heritage Insurance Holdings, Inc.	11,482	127,221
Reinsurance Group of America, Inc.	9,340	1,177,307
		$2,826,442
Internet – 2.2%
Brightcove, Inc. (a)	7,510	$151,101
Cars.com, Inc. (a)	58,574	759,119
Digital Turbine, Inc. (a)	6,588	529,412
QuinStreet, Inc. (a)	5,798	117,699
TechTarget (a)	7,282	505,735
TrueCar, Inc. (a)	24,211	115,850
		$2,178,916
Leisure & Toys – 4.0%
Brunswick Corp.	12,910	$1,231,227
Funko, Inc., “A” (a)	34,710	683,093
Malibu Boats, Inc., “A” (a)	13,990	1,114,723
Nautilus, Inc. (a)	9,392	146,891
Scientific Games Corp. (a)	18,155	699,330
		$3,875,264
Machinery & Tools – 2.3%
ACCO Brands Corp.	7,900	$66,676
AGCO Corp.	780	112,047
ITT, Inc.	5,614	510,369
Regal Beloit Corp.	9,700	1,383,996
Titan Machinery, Inc. (a)	7,334	187,017
		$2,260,105
Medical & Health Technology & Services – 3.0%
Covetrus, Inc. (a)	5,325	$159,590
Owens & Minor, Inc.	17,413	654,555
Signify Health, Inc., “A” (a)	10,643	311,414

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Syneos Health, Inc. (a)	11,760	$891,996
Tenet Healthcare Corp. (a)	17,107	889,564
		$2,907,119
Medical Equipment – 5.2%
Accuray, Inc. (a)	46,898	$232,145
Alphatec Holdings, Inc. (a)	20,560	324,642
AngioDynamics, Inc. (a)	18,097	423,470
Avanos Medical, Inc. (a)	11,348	496,362
Bio-Techne Corp.	2,992	1,142,735
Envista Holdings Corp. (a)	2,663	108,650
Integer Holdings Corp. (a)	8,424	775,850
LivaNova PLC (a)	1,341	98,872
Merit Medical Systems, Inc. (a)	5,524	330,777
OraSure Technologies, Inc. (a)	18,225	212,686
Orthofix Medical, Inc. (a)	4,555	197,459
Quidel Corp. (a)	3,790	484,855
Zynex, Inc. (a)	14,507	221,522
		$5,050,025
Metals & Mining – 0.9%
Ryerson Holding Corp. (a)	21,598	$368,030
TimkenSteel Corp. (a)	24,950	293,162
United States Steel Corp.	7,041	184,263
		$845,455
Natural Gas - Distribution – 0.4%
Clean Energy Fuels Corp. (a)	6,986	$95,988
MDU Resources Group, Inc.	9,514	300,737
		$396,725
Natural Gas - Pipeline – 0.5%
Antero Midstream Corp.	21,691	$195,870
Equitrans Midstream Corp.	29,870	243,739
		$439,609
Network & Telecom – 0.5%
Cambium Networks Corp. (a)	7,095	$331,478
QTS Realty Trust, Inc., REIT, “A”	2,137	132,580
		$464,058
Oil Services – 2.4%
Cactus, Inc., “A”	49,674	$1,521,018
ChampionX Corp. (a)	4,773	103,717
Liberty Oilfield Services, Inc. (a)	9,280	104,771
MRC Global, Inc. (a)	68,319	616,921
		$2,346,427
Other Banks & Diversified Financials – 10.4%
Bank OZK	28,880	$1,179,748
Cathay General Bancorp, Inc.	40,826	1,664,884
First Hawaiian, Inc.	24,887	681,157
Hanmi Financial Corp.	56,264	1,110,089
Herc Holdings, Inc. (a)	4,074	412,818
Prosperity Bancshares, Inc.	11,801	883,777
Signature Bank	3,303	746,808
SLM Corp.	61,652	1,107,887
UMB Financial Corp.	14,336	1,323,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	12,546	$950,987
		$10,061,798
Pharmaceuticals – 2.7%
Amneal Pharmaceuticals, Inc. (a)	17,971	$120,945
Aquestive Therapeutics, Inc. (a)	12,076	62,795
Arcturus Therapeutics Holdings Inc. (a)	1,881	77,685
Collegium Pharmaceutical, Inc. (a)	15,556	368,677
G1 Therapeutics, Inc. (a)	8,774	211,102
Gritstone Oncology, Inc. (a)	17,153	161,753
IDEAYA Biosciences, Inc. (a)	15,099	354,827
KalVista Pharmaceuticals, Inc. (a)	3,050	78,355
OPKO Health, Inc. (a)	9,786	41,982
Phibro Animal Health Corp., “A”	13,570	331,108
TCR Therapeutics, Inc. (a)	1,280	28,262
United Therapeutics Corp. (a)	4,433	741,508
		$2,578,999
Printing & Publishing – 0.2%
Gannett Co., Inc. (a)	35,160	$189,161
Railroad & Shipping – 0.3%
Diamond S Shipping, Inc. (a)	30,693	$307,851
Real Estate – 6.7%
Corporate Office Properties Trust, REIT	8,992	$236,759
Industrial Logistics Properties Trust, REIT	41,049	949,463
Innovative Industrial Properties, Inc., REIT	2,012	362,482
Lexington Realty Trust, REIT	86,856	964,970
Life Storage, Inc., REIT	464	39,881
National Storage Affiliates Trust, REIT	19,138	764,180
Spirit Realty Capital, Inc., REIT	19,367	823,098
STAG Industrial, Inc., REIT	31,286	1,051,522
STORE Capital Corp., REIT	30,935	1,036,323
Uniti Group, Inc., REIT	28,460	313,914
		$6,542,592
Restaurants – 1.5%
Texas Roadhouse, Inc. (a)	15,350	$1,472,679
Specialty Chemicals – 1.4%
Kraton Corp. (a)	5,702	$208,636
Univar Solutions, Inc. (a)	54,146	1,166,305
		$1,374,941
Specialty Stores – 2.8%
At Home Group, Inc. (a)	11,629	$333,752
Bed Bath & Beyond, Inc. (a)	1,818	52,995
Camping World Holdings, Inc. “A”	13,902	505,755
Lumber Liquidators Holdings, Inc. (a)	12,222	307,017
Overstock.com, Inc. (a)	8,710	577,124
Petco Health & Wellness Co., Inc. (a)	20,454	453,261
Signet Jewelers Ltd. (a)	1,280	74,214
Urban Outfitters, Inc. (a)	11,059	411,284
		$2,715,402
Telecommunications - Wireless – 0.3%
Telephone and Data Systems, Inc.	11,577	$265,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.2%
Consolidated Communications Holdings, Inc. (a)	23,405	$168,516
Trucking – 1.3%
Daseke, Inc. (a)	11,707	$99,393
Forward Air Corp.	12,714	1,129,130
		$1,228,523
Utilities - Electric Power – 1.5%
Clearway Energy, Inc., “A”	8,097	$214,651
NRG Energy, Inc.	9,398	354,587
Portland General Electric Co.	19,265	914,510
		$1,483,748
Total Common Stocks		$96,421,409
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.05% (v)	625,104	$625,104
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	93,596	$93,596

Other Assets, Less Liabilities – (0.0)%		(34,145)
Net Assets – 100.0%		$97,105,964
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $625,104 and $96,515,005, respectively.
(j)	The rate quoted is the annualized one-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$96,421,409	$—	$—	$96,421,409
Mutual Funds	718,700	—	—	718,700
Total	$97,140,109	$—	$—	$97,140,109
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2021, the value of securities loaned was $93,831. These loans were collateralized by cash of $93,596 and U.S. Treasury Obligations (held by the lending agent) of $8.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$529,846	$4,004,582	$3,909,324	$—	$—	$625,104
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$134	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.